Summary of Significant Accounting Policies - Schedule of Potentially Anti-Dilutive Shares (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded anti-dilutive	3,271,004	342,501	4,578,319	342,501	2,626,254	180,986
Potential equivalent shares excluded dilutive (in Dollars)	$ 1,151,215	$ 0
Options to purchase common stock [Member]
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded anti-dilutive	183	266	183	266	236	278
Warrants to purchase common stock [Member]
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded anti-dilutive	3,270,821	180,707	4,247,163	180,707	2,478,848	180,707
Shares issuable upon conversion of Series A Convertible Preferred Stock [Member]
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded anti-dilutive	0	1	1	1	1	1
Potential equivalent shares excluded dilutive (in Dollars)	$ 1	$ 0
Restricted Stock Units [Member]
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded anti-dilutive	0	161,527	330,972	161,527	147,169
Pre Funded Warrants Member
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded dilutive (in Dollars)	$ 976,323	$ 0
Incremental Restricted Stock Units [Member]
Schedule of Potentially Anti-Dilutive Shares [Line Items]
Potential equivalent shares excluded dilutive (in Dollars)	$ 174,891	$ 0